Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Argentina — 0.8%
Banco BBVA Argentina SA ADR	11,711	$ 97,435
Banco Macro SA ADR(1)(2)	1,900	80,351
Central Puerto SA ADR(1)	18,400	147,384
CRESUD SA ADR(1)(2)	6,765	62,238
IRSA Inversiones y Representaciones SA ADR	16,761	198,450
Loma Negra Cia Industrial Argentina SA ADR(1)	13,400	98,758
MercadoLibre, Inc.(1)	940	2,196,724
Pampa Energia SA ADR(1)(2)	6,575	394,894
Telecom Argentina SA ADR(1)(2)	17,600	127,952
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	16,270	342,158
YPF SA ADR(1)(2)	29,664	720,539
		$ 4,466,883
Bahrain — 0.5%
Al Salam Bank BSC	3,824,079	$ 2,165,339
GFH Financial Group BSC	956,057	445,965
		$ 2,611,304
Bangladesh — 0.6%
Al-Arafah Islami Bank PLC(1)	356,656	$ 49,480
Bangladesh Export Import Co. Ltd.(1)(3)	260,017	169,385
Beximco Pharmaceuticals Ltd.	241,766	235,995
BRAC Bank PLC	464,740	265,593
British American Tobacco Bangladesh Co. Ltd.	85,478	193,584
City Bank PLC	538,525	112,625
Eastern Bank PLC	339,385	68,850
GrameenPhone Ltd.	97,958	240,522
Jamuna Oil Co. Ltd.	50,340	77,510
Khan Brothers PP Woven Bag Industries Ltd.	156,154	191,575
LafargeHolcim Bangladesh PLC	246,241	111,663
LankaBangla Finance PLC(1)	629,970	88,008
Meghna Petroleum Ltd.	38,062	66,974
Olympic Industries PLC	50,610	64,333
Padma Oil PLC	25,811	42,001
Pubali Bank PLC	506,234	121,029
Robi Axiata PLC	456,067	110,896
Square Pharmaceuticals PLC	533,712	942,978
Summit Power Ltd.	372,759	46,264
Unique Hotel & Resorts PLC	194,668	65,222
United Commercial Bank PLC(1)	1,306,891	113,911
Uttara Bank PLC	516,701	91,152
		$ 3,469,550
Security	Shares	Value
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 510,863
Letshego Africa Holdings Ltd.(1)	2,688,951	212,319
Sechaba Breweries Holdings Ltd.	731,999	2,037,450
		$ 2,760,632
Brazil — 5.5%
Adecoagro SA(2)	5,342	$ 41,881
Allos SA	33,689	163,500
AMBEV SA	504,825	1,146,758
Arcos Dorados Holdings, Inc., Class A	25,165	169,864
Azzas 2154 SA	45,866	259,826
B3 SA - Brasil Bolsa Balcao	107,755	271,298
Banco Bradesco SA, PFC Shares	112,930	375,355
Banco BTG Pactual SA	19,700	178,632
Banco do Brasil SA	55,200	229,108
BB Seguridade Participacoes SA	13,800	86,239
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	685,432
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	1,217,071
Cia Energetica de Minas Gerais, PFC Shares	149,760	313,744
Cia Siderurgica Nacional SA ADR	51,900	77,850
Cogna Educacao SA	419,300	263,133
Construtora Tenda SA	23,300	114,218
Cosan SA(1)	75,536	87,568
Cury Construtora e Incorporadora SA	51,000	331,264
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	372,767
Direcional Engenharia SA	57,300	174,088
Embraer SA	54,100	816,138
Energisa SA	12,000	114,673
Eneva SA(1)	96,900	301,319
Engie Brasil Energia SA	12,825	98,075
Equatorial Energia SA	54,600	379,063
Fleury SA	139,995	424,542
Gerdau SA, PFC Shares	118,520	369,884
GPS Participacoes e Empreendimentos SA(4)	35,800	127,130
Grendene SA	79,100	77,432
Grupo Mateus SA	59,000	77,044
Hapvida Participacoes e Investimentos SA(1)(4)	60,837	409,790
Hypera SA	51,500	219,944
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	76,361
Isa Energia Brasil SA, PFC Shares	19,852	92,019
Itau Unibanco Holding SA, PFC Shares	85,682	628,981
Itausa SA, PFC Shares	102,576	221,062
JBS NV BDR(1)	39,501	590,706
JHSF Participacoes SA	167,870	204,071

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Klabin SA, PFC Shares	258,500	$ 173,879
Localiza Rent a Car SA	68,732	509,461
Lojas Renner SA	290,040	824,521
Magazine Luiza SA	82,400	148,629
Marcopolo SA, PFC Shares	60,600	101,451
MBRF Global Foods Co. SA	112,824	411,676
Metalurgica Gerdau SA, PFC Shares	56,400	100,884
Motiva Infraestrutura de Mobilidade SA	119,400	333,820
MRV Engenharia e Participacoes SA(1)	179,000	250,561
Multiplan Empreendimentos Imobiliarios SA	27,000	147,524
Natura Cosmeticos SA(1)	55,700	97,852
NU Holdings Ltd., Class A(1)	46,800	749,268
Odontoprev SA	89,700	223,144
Oncoclinicas do Brasil Servicos Medicos SA(1)	127,700	79,659
Pet Center Comercio e Participacoes SA	86,100	61,312
Petroleo Brasileiro SA, PFC Shares	394,891	2,334,214
Prio SA(1)	29,300	209,913
Raia Drogasil SA	165,652	573,312
Raizen SA, PFC Shares(1)	528,400	101,267
Rede D'Or Sao Luiz SA(4)	257,800	2,038,278
Rumo SA	122,099	366,372
Santos Brasil Participacoes SA	39,500	107,021
Sendas Distribuidora SA	157,100	280,712
Sitios Latinoamerica SAB de CV(1)(2)	4	1
SLC Agricola SA	44,700	137,823
Smartfit Escola de Ginastica e Danca SA	59,800	299,772
StoneCo Ltd., Class A(1)	7,900	149,389
Suzano SA	51,041	478,547
Telefonica Brasil SA	198,560	1,271,068
TIM SA	195,000	861,008
TOTVS SA	125,300	1,081,315
Transmissora Alianca de Energia Eletrica SA	40,076	276,046
Ultrapar Participacoes SA	73,348	302,777
Vale SA	162,618	1,759,321
Vibra Energia SA	271,264	1,253,301
Vivara Participacoes SA	53,500	287,089
VTEX, Class A(1)	15,900	69,642
WEG SA	119,728	823,119
YDUQS Participacoes SA	58,400	141,769
		$ 31,204,547
Bulgaria — 0.3%
Bulgartabac Holding AD(1)	3,450	$ 5,094
Industrial Holding Bulgaria PLC(1)	443,968	416,575
Sopharma AD	739,785	1,210,572
		$ 1,632,241
Security	Shares	Value
Chile — 2.3%
Aguas Andinas SA, Series A	522,654	$ 198,514
Banco de Chile	6,307,082	957,677
Banco de Credito e Inversiones SA	9,960	440,103
Banco Santander Chile ADR	23,249	616,099
CAP SA(1)	14,684	80,177
Cencosud SA	359,193	1,022,268
Cencosud Shopping SA	182,938	409,110
Cia Cervecerias Unidas SA ADR(2)	23,700	287,244
Cia Sud Americana de Vapores SA	10,549,689	551,803
Colbun SA	1,586,584	250,857
Embotelladora Andina SA, Class B, Series B ADR(2)	23,172	548,713
Empresa Nacional de Telecomunicaciones SA	95,553	336,988
Empresas CMPC SA	283,375	417,685
Empresas COPEC SA	104,873	768,146
Enel Americas SA	5,220,130	526,662
Enel Chile SA	6,569,086	508,441
Engie Energia Chile SA	118,694	171,642
Falabella SA	276,610	1,640,014
Inversiones Aguas Metropolitanas SA	149,380	142,761
Parque Arauco SA	182,081	461,286
Plaza SA	94,688	256,061
Quinenco SA	108,178	478,252
Ripley Corp. SA	1,148,747	559,131
Sociedad Quimica y Minera de Chile SA ADR(1)(2)	29,600	1,272,208
SONDA SA	236,334	89,765
Vina Concha y Toro SA	162,058	177,588
		$ 13,169,195
China — 15.8%
AAC Technologies Holdings, Inc.	70,500	$ 413,999
Agricultural Bank of China Ltd., Class H	323,000	217,401
Air China Ltd., Class H(1)	366,000	273,330
Akeso, Inc.(1)(4)	38,000	690,387
Alibaba Group Holding Ltd. ADR	10,354	1,850,570
Alibaba Health Information Technology Ltd.(1)(2)	550,000	468,398
Aluminum Corp. of China Ltd., Class H	534,000	552,331
Anhui Conch Cement Co. Ltd., Class H(2)	186,000	560,135
ANTA Sports Products Ltd.	47,143	564,697
Baidu, Inc. ADR(1)(2)	5,200	685,204
Bank of China Ltd., Class H	844,275	461,486
Bank of Communications Co. Ltd., Class H	369,000	309,187
Baoshan Iron & Steel Co. Ltd., Class A	104,100	103,502
Beijing Enterprises Holdings Ltd.	95,500	407,861
Beijing Enterprises Water Group Ltd.(2)	806,000	247,709
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	43,925
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	169,445

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
BeOne Medicines Ltd. ADR(1)(2)	4,425	$ 1,507,598
BOE Technology Group Co. Ltd., Class A	353,900	207,194
BYD Co. Ltd., Class H	41,014	579,720
BYD Electronic International Co. Ltd.(2)	92,500	490,357
CGN Power Co. Ltd., Class H(4)	1,143,000	424,301
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	212,458
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	325,763
China CITIC Bank Corp. Ltd., Class H	153,000	131,376
China Conch Venture Holdings Ltd.	132,000	185,873
China Construction Bank Corp., Class H	722,745	693,232
China Everbright Environment Group Ltd.	262,148	149,582
China Gas Holdings Ltd.	340,800	333,236
China Hongqiao Group Ltd.	202,500	685,834
China International Marine Containers Group Co. Ltd., Class H	105,261	112,339
China Life Insurance Co. Ltd., Class H	106,000	300,181
China Longyuan Power Group Corp. Ltd., Class H	219,000	233,650
China Mengniu Dairy Co. Ltd.	163,000	313,457
China Merchants Bank Co. Ltd., Class H	56,000	335,159
China Merchants Port Holdings Co. Ltd.	84,000	157,263
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	226,684
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	524,548
China Oilfield Services Ltd., Class H	266,000	227,828
China Overseas Land & Investment Ltd.	346,360	637,885
China Petroleum & Chemical Corp., Class H	3,344,200	1,737,160
China Power International Development Ltd.(2)	694,000	288,012
China Railway Group Ltd., Class H	400,000	201,887
China Resources Beer Holdings Co. Ltd.	112,000	394,059
China Resources Land Ltd.	262,611	1,023,524
China Resources Pharmaceutical Group Ltd.(2)(4)	221,500	136,902
China Resources Power Holdings Co. Ltd.	272,000	623,021
China Shenhua Energy Co. Ltd., Class H(2)	431,574	2,060,145
China Southern Airlines Co. Ltd., Class H(1)	562,500	300,210
China State Construction International Holdings Ltd.	180,000	229,218
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	111,624
China Vanke Co. Ltd., Class H(1)	452,317	323,631
China Yangtze Power Co. Ltd., Class A	196,200	751,303
Chinasoft International Ltd.(2)	272,000	220,407
CITIC Ltd.	415,000	607,858
CITIC Securities Co. Ltd., Class H	43,500	171,774
CMOC Group Ltd., Class H	1,020,000	2,056,082
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	382,211
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	350,294	544,592
Security	Shares	Value
China (continued)
Country Garden Services Holdings Co. Ltd.	153,425	$ 130,217
CRRC Corp. Ltd., Class H	327,000	251,964
CSPC Pharmaceutical Group Ltd.	924,560	1,113,668
Daqo New Energy Corp. ADR(1)(2)	5,500	154,715
Dongyue Group Ltd.	189,000	295,022
East Money Information Co. Ltd., Class A	35,789	136,798
Fufeng Group Ltd.	162,000	182,054
Full Truck Alliance Co. Ltd. ADR	36,500	473,405
Ganfeng Lithium Group Co. Ltd., Class A	23,100	198,047
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	72,000	398,522
GCL Technology Holdings Ltd.(1)	568,000	95,630
GDS Holdings Ltd., Class A(1)	34,300	167,457
GEM Co. Ltd., Class A	124,200	147,173
Giant Biogene Holding Co. Ltd.(2)(4)	29,200	211,729
GoerTek, Inc., Class A	14,500	76,866
Great Wall Motor Co. Ltd., Class H	154,259	335,246
Guangdong Investment Ltd.	294,829	267,969
Guanghui Energy Co. Ltd., Class A	306,545	217,291
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(2)	46,000	107,602
Haier Smart Home Co. Ltd., Class A	85,729	305,829
Hansoh Pharmaceutical Group Co. Ltd.(2)(4)	176,000	816,450
Hengan International Group Co. Ltd.	39,500	128,798
Hua Hong Semiconductor Ltd., Class H(1)(2)(4)	66,000	678,232
Huadian Power International Corp. Ltd., Class H	448,000	240,937
Huadong Medicine Co. Ltd., Class A	30,560	178,346
Hualan Biological Engineering, Inc., Class A	59,670	133,568
Huaneng Power International, Inc., Class H	764,000	531,810
Huayu Automotive Systems Co. Ltd., Class A	82,100	236,800
Hundsun Technologies, Inc., Class A	23,173	112,972
Iflytek Co. Ltd., Class A	37,950	299,759
Industrial & Commercial Bank of China Ltd., Class H	619,000	455,798
Industrial Bank Co. Ltd., Class A	17,782	49,615
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	131,646
Innovent Biologics, Inc.(1)(4)	90,000	1,120,601
J&T Global Express Ltd.(1)	194,600	244,203
JD Health International, Inc.(1)(4)	63,250	538,573
JD Logistics, Inc.(1)(4)	77,200	129,701
JD.com, Inc., Class A	38,150	668,407
Jiangsu Expressway Co. Ltd., Class H	268,000	310,396
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	541,848
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	212,630
Jiangxi Copper Co. Ltd., Class H	255,000	998,628
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	106,721
KE Holdings, Inc. ADR	71,400	1,356,600

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Kingboard Holdings Ltd.	71,200	$ 252,393
Kingdee International Software Group Co. Ltd.(1)	244,000	547,164
Kingsoft Corp. Ltd.	44,400	197,013
Kunlun Energy Co. Ltd.	510,000	455,519
Kweichow Moutai Co. Ltd., Class A	4,910	997,882
Legend Biotech Corp. ADR(1)	5,317	173,387
Lenovo Group Ltd.	414,000	613,461
Li Auto, Inc., Class A(1)	15,100	193,317
Li Ning Co. Ltd.	70,312	158,988
Longfor Group Holdings Ltd.(2)(4)	155,000	236,123
LONGi Green Energy Technology Co. Ltd., Class A(1)	241,144	610,929
Luxshare Precision Industry Co. Ltd., Class A	21,651	197,766
Luzhou Laojiao Co. Ltd., Class A	7,900	146,710
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	447,517
Meituan, Class B(1)(4)	53,141	709,898
MMG Ltd.(1)(2)	1,232,000	1,067,040
NARI Technology Co. Ltd., Class A	96,652	312,305
NAURA Technology Group Co. Ltd., Class A	5,400	344,064
NetEase, Inc. ADR	7,200	1,094,328
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	103,605
Nongfu Spring Co. Ltd., Class H(4)	24,200	167,242
Orient Overseas International Ltd.	8,500	137,786
PDD Holdings, Inc. ADR(1)	6,600	872,322
PetroChina Co. Ltd., Class H	2,370,300	2,148,831
PICC Property & Casualty Co. Ltd., Class H	130,000	293,261
Ping An Insurance Group Co. of China Ltd., Class H(2)	75,046	510,545
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	160,731
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	82,552
Sanan Optoelectronics Co. Ltd., Class A	53,900	118,247
SDIC Power Holdings Co. Ltd., Class A	112,800	207,088
Shandong Gold Mining Co. Ltd., Class A	86,844	478,279
Shandong Gold Mining Co. Ltd., Class H(2)(4)	116,500	550,860
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	206,596
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(2)	98,500	325,758
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	273,466
Shenergy Co. Ltd., Class A	227,799	250,430
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	105,016
Shenzhen Energy Group Co. Ltd., Class A	290,352	271,167
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	445,394
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	478,493
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	305,105
Sino Biopharmaceutical Ltd.	1,422,750	1,482,955
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	272,640
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,272,000	222,468
Sinopharm Group Co. Ltd., Class H	138,800	326,461
Security	Shares	Value
China (continued)
Sinotruk Hong Kong Ltd.	50,500	$ 148,916
SITC International Holdings Co. Ltd.	84,000	323,410
Smoore International Holdings Ltd.(2)(4)	115,000	260,162
Sunny Optical Technology Group Co. Ltd.	43,400	503,403
TBEA Co. Ltd., Class A	100,584	251,878
TCL Technology Group Corp., Class A	410,080	248,700
Tencent Holdings Ltd.	91,511	7,797,615
Tingyi (Cayman Islands) Holding Corp.	278,000	371,374
TravelSky Technology Ltd., Class H	93,000	126,958
Trip.com Group Ltd. ADR	8,800	661,760
Tsingtao Brewery Co. Ltd., Class H	70,000	476,319
Uni-President China Holdings Ltd.	290,000	306,472
Wanhua Chemical Group Co. Ltd., Class A	41,920	392,900
Want Want China Holdings Ltd.	391,000	265,281
Weichai Power Co. Ltd., Class H	222,200	397,508
WH Group Ltd.(4)	573,500	621,072
Wuliangye Yibin Co. Ltd., Class A	21,600	369,335
WuXi AppTec Co. Ltd., Class H(2)(4)	22,000	336,603
WuXi Biologics Cayman, Inc.(1)(4)	200,000	1,056,103
Xiaomi Corp., Class B(1)(4)	438,801	3,049,643
Xinyi Glass Holdings Ltd.(2)	132,000	152,936
Xinyi Solar Holdings Ltd.(2)	432,000	190,635
Yangzijiang Financial Holding Ltd.	316,000	294,162
Yangzijiang Shipbuilding Holdings Ltd.	186,200	487,148
Yankuang Energy Group Co. Ltd., Class H(2)	639,600	836,116
Youngor Fashion Co. Ltd., Class A	80,800	84,208
Yuexiu Property Co. Ltd.	109,000	72,913
Yunnan Baiyao Group Co. Ltd., Class A	20,557	164,111
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	152,102
Zhaojin Mining Industry Co. Ltd., Class H(2)	278,000	1,111,979
Zhejiang Expressway Co. Ltd., Class H	274,000	253,037
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	334,126
Zijin Mining Group Co. Ltd., Class H(2)	546,000	2,282,837
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	196,177
ZTE Corp., Class H(2)	172,939	788,151
		$ 89,588,100
Colombia — 0.7%
Cementos Argos SA	273,378	$ 739,150
Ecopetrol SA	2,047,309	934,758
Geopark Ltd.	11,800	75,166
Grupo Argos SA	24,040	108,781
Grupo Cibest SA	23,816	367,525
Grupo Cibest SA ADR	10,200	529,788

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA	33,233	$ 369,589
Interconexion Electrica SA ESP	110,389	657,751
		$ 3,782,508
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 569,094
Arena Hospitality Group DD	2,091	94,785
Atlantic Grupa DD	2,113	110,389
Ericsson Nikola Tesla DD	881	196,682
Hrvatski Telekom DD	25,199	1,261,175
Koncar-Elektroindustrija DD	284	217,420
Plava Laguna DD	217	86,634
Podravka Prehrambena Ind DD	2,414	431,120
Valamar Riviera DD	93,891	688,823
Zagrebacka Banka DD	6,564	186,895
		$ 3,843,017
Czech Republic — 0.6%
CEZ AS	39,089	$ 2,427,542
Colt CZ Group SE	5,528	206,256
Komercni Banka AS	8,045	403,751
Moneta Money Bank AS(4)	22,255	177,617
Philip Morris CR AS	176	152,799
		$ 3,367,965
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 146,923
Commercial International Bank - Egypt (CIB)	425,736	898,688
Eastern Co. SAE	901,970	803,008
EFG Holding SAE(1)	329,280	184,393
E-Finance for Digital & Financial Investments	375,212	100,368
Egyptian International Pharmaceutical Industries Co.	37,035	51,284
ElSewedy Electric Co.	321,993	497,304
Fawry for Banking & Payment Technology Services SAE(1)	341,269	101,276
Madinet Masr For Housing & Development	728,217	63,006
Misr Fertilizers Production Co. SAE	236,714	148,904
Oriental Weavers	309,329	142,543
Talaat Moustafa Group	268,673	319,339
U Consumer Finance(1)	98,962	15,821
		$ 3,472,857
Estonia — 0.5%
Tallink Grupp AS	2,725,569	$ 1,914,467
TKM Grupp AS	87,200	945,088
		$ 2,859,555
Security	Shares	Value
Ghana — 0.1%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	17,421
Societe Generale Ghana PLC	1,345,362	223,822
Unilever Ghana PLC	249,000	398,128
		$ 639,371
Greece — 1.3%
Aegean Airlines SA	6,052	$ 95,150
Alpha Bank SA	115,150	489,739
Athens Water Supply & Sewage Co. SA	7,175	55,199
Costamare Bulkers Holdings Ltd.(1)	2,793	40,136
Costamare, Inc.	13,966	166,335
Eurobank Ergasias Services and Holdings SA, Class A	169,361	655,148
GEK TERNA SA	9,891	259,758
Hellenic Telecommunications Organization SA	37,632	712,650
Helleniq Energy Holdings SA	23,858	236,208
Holding Co. ADMIE IPTO SA	39,952	143,316
HUUUGE, Inc.(1)(4)	13,930	89,823
JUMBO SA	22,835	783,724
LAMDA Development SA(1)	8,969	81,810
Metlen Energy & Metals PLC(1)	10,614	590,046
Motor Oil (Hellas) Corinth Refineries SA	18,280	551,377
National Bank of Greece SA	60,470	880,530
OPAP SA	28,777	671,123
Public Power Corp. SA	23,724	390,989
Titan SA	9,557	391,572
		$ 7,284,633
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 321,671
MOL Hungarian Oil & Gas PLC	100,132	813,740
OTP Bank Nyrt	14,418	1,247,205
Richter Gedeon Nyrt	33,234	1,011,126
		$ 3,393,742
Iceland — 0.5%
Alvotech SA(1)	18,000	$ 147,420
Arion Banki Hf.(4)	210,165	306,876
Brim Hf.	523,945	270,119
Eik Fasteignafelag Hf.	1,131,355	128,789
Eimskipafelag Islands Hf.	20,268	58,249
Festi Hf.	203,114	506,112
Hagar Hf.	396,887	350,854
Heimar Hf.	236,668	67,957
Icelandair Group Hf.(1)	4,838,238	44,752
Islandsbanki Hf.	101,860	102,324

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Kvika banki Hf.	595,941	$ 88,217
Olgerdin Egill Skallagrims Hf.(1)	893,270	131,241
Reitir Fasteignafelag Hf.	82,656	79,135
Sildarvinnslan Hf.	274,152	195,600
Siminn Hf.	2,013,433	216,231
Sjova-Almennar Tryggingar Hf.	328,847	112,941
Syn Hf.(1)	166,726	37,942
		$ 2,844,759
India — 6.3%
ABB India Ltd.	2,412	$ 140,807
ACC Ltd.	3,567	73,332
Adani Enterprises Ltd.	8,725	246,402
Adani Green Energy Ltd.(1)	9,292	107,524
Adani Ports & Special Economic Zone Ltd.	13,219	208,987
Adani Power Ltd.(1)	185,895	302,985
Adani Total Gas Ltd.	22,093	155,613
Alkem Laboratories Ltd.	3,800	232,250
Apollo Hospitals Enterprise Ltd.	3,512	293,272
Ashok Leyland Ltd.	151,080	242,994
Asian Paints Ltd.	13,099	346,660
Astral Ltd.	4,133	63,580
Aurobindo Pharma Ltd.	23,200	284,130
Avenue Supermarts Ltd.(1)(4)	4,100	206,626
Axis Bank Ltd.	25,838	329,162
Bajaj Auto Ltd.	1,140	111,446
Bajaj Finance Ltd.	20,000	225,030
Bharat Forge Ltd.	14,994	204,991
Bharat Petroleum Corp. Ltd.	73,200	280,375
Bharti Airtel Ltd.	138,700	2,933,434
Biocon Ltd.	15,452	59,429
Bosch Ltd.	952	409,205
Britannia Industries Ltd.	3,000	202,464
CG Power & Industrial Solutions Ltd.	24,000	200,319
Cipla Ltd.	26,154	443,731
Colgate-Palmolive (India) Ltd.	4,100	102,592
Container Corp. of India Ltd.	14,735	87,302
Cummins India Ltd.	1,875	82,974
Dabur India Ltd.	16,400	90,728
Divi's Laboratories Ltd.	6,919	444,825
DLF Ltd.	38,758	311,443
Dr. Lal PathLabs Ltd.(4)	4,214	148,368
Dr. Reddy's Laboratories Ltd.	32,090	445,208
Eicher Motors Ltd.	3,700	292,149
Embassy Office Parks REIT	41,800	198,577
Fortis Healthcare Ltd.	43,036	470,550
Security	Shares	Value
India (continued)
GAIL (India) Ltd.	144,000	$ 285,954
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	189,255
Glenmark Pharmaceuticals Ltd.	12,558	276,325
Godrej Consumer Products Ltd.	9,364	123,041
Godrej Properties Ltd.(1)	7,252	160,931
Grasim Industries Ltd.	8,195	254,526
Havells India Ltd.	10,504	177,636
HCL Technologies Ltd.	42,337	660,941
HDFC Bank Ltd.	43,632	467,591
HDFC Life Insurance Co. Ltd.(4)	7,000	59,611
Hero MotoCorp Ltd.	7,524	463,947
Hindalco Industries Ltd.	29,400	252,313
Hindustan Aeronautics Ltd.(5)	5,400	288,565
Hindustan Petroleum Corp. Ltd.	73,122	365,810
Hindustan Unilever Ltd.	23,929	677,776
Hindustan Zinc Ltd.	27,461	149,236
ICICI Bank Ltd.	36,451	552,424
Indian Hotels Co. Ltd.	22,700	184,269
Indian Oil Corp. Ltd.	132,000	222,928
Indian Railway Catering & Tourism Corp. Ltd.	8,800	69,334
IndusInd Bank Ltd.(1)	5,700	47,223
Info Edge India Ltd.	27,000	398,337
Infosys Ltd.	94,613	1,538,831
InterGlobe Aviation Ltd.(4)	3,500	220,033
ITC Hotels Ltd.(1)	7,184	18,389
ITC Ltd.	71,847	324,777
Jindal Steel Ltd.	26,049	312,513
Jio Financial Services Ltd.	45,331	149,459
JSW Steel Ltd.	30,895	397,827
Kotak Mahindra Bank Ltd.	9,041	202,711
Larsen & Toubro Ltd.	11,538	475,637
Laurus Labs Ltd.(4)	18,991	180,565
LTIMindtree Ltd.(4)	2,744	159,603
Lupin Ltd.	13,532	292,529
Mahindra & Mahindra Ltd.	15,361	592,852
Marico Ltd.	24,500	192,542
Maruti Suzuki India Ltd.	3,087	557,560
Max Healthcare Institute Ltd.	25,200	316,417
Mphasis Ltd.	4,679	140,278
Nestle India Ltd.	17,300	224,598
NTPC Ltd.	178,878	685,941
Persistent Systems Ltd.	5,600	304,741
Petronet LNG Ltd.	70,400	221,138
Phoenix Mills Ltd.	17,000	297,604
PI Industries Ltd.	3,875	153,244
Pidilite Industries Ltd.	8,400	138,847

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Piramal Finance Ltd.(1)	9,818	$ 124,311
Power Grid Corp. of India Ltd.	139,964	441,578
PVR Inox Ltd.(1)	5,206	63,046
Reliance Industries Ltd.	171,624	2,636,111
SBI Life Insurance Co. Ltd.(4)	2,900	58,516
Siemens Energy India Ltd.(1)	3,216	124,867
Siemens Ltd.	3,216	113,401
SRF Ltd.	3,242	103,073
State Bank of India GDR(5)	1,968	193,645
Sun Pharmaceutical Industries Ltd.	35,292	635,321
Tata Communications Ltd.	20,183	366,864
Tata Consultancy Services Ltd.	33,114	1,077,838
Tata Consumer Products Ltd.	22,090	281,058
Tata Elxsi Ltd.	1,500	88,329
Tata Motors Ltd.	22,186	170,003
Tata Power Co. Ltd.	113,900	498,398
Tata Steel Ltd.	197,542	375,686
Tech Mahindra Ltd.	27,077	427,660
Titan Co. Ltd.	11,734	444,877
Torrent Pharmaceuticals Ltd.	7,900	321,357
Trent Ltd.	3,000	157,930
Tube Investments of India Ltd.	2,704	94,371
United Spirits Ltd.	14,200	211,767
UPL Ltd.	25,559	188,693
Varun Beverages Ltd.	27,500	137,376
Vedanta Ltd.	52,000	272,939
Vodafone Idea Ltd.(1)	841,401	76,961
Voltas Ltd.	14,121	215,370
Wipro Ltd.	86,106	232,311
Zydus Life Sciences Ltd.	19,960	221,270
		$ 35,761,000
Indonesia — 2.3%
AKR Corporindo Tbk. PT	974,300	$ 70,688
Alamtri Resources Indonesia Tbk. PT	3,538,300	359,197
Amman Mineral Internasional PT(1)	681,500	295,398
Aneka Tambang Tbk. PT	1,547,400	292,759
Astra Agro Lestari Tbk. PT	213,500	104,713
Astra International Tbk. PT	4,279,900	1,484,276
Astrindo Nusantara Infrastructure Tbk. PT(1)	14,364,900	87,926
Bank Central Asia Tbk. PT	1,051,200	481,408
Bank Mandiri Persero Tbk. PT	770,400	203,608
Bank Negara Indonesia Persero Tbk. PT	373,400	92,118
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	357,955
Barito Renewables Energy Tbk. PT	1,423,900	800,949
Bukalapak.com Tbk. PT(1)	14,207,700	145,039
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk. PT	807,500	$ 113,948
Chandra Asri Pacific Tbk. PT	724,200	336,101
Charoen Pokphand Indonesia Tbk. PT	943,800	264,161
Ciputra Development Tbk. PT	3,435,600	191,998
Elang Mahkota Teknologi Tbk. PT	3,975,100	299,730
GoTo Gojek Tokopedia Tbk. PT(1)	265,846,400	864,030
Indah Kiat Pulp & Paper Tbk. PT	574,600	253,735
Indocement Tunggal Prakarsa Tbk. PT	157,900	61,889
Indofood CBP Sukses Makmur Tbk. PT	340,600	193,856
Indofood Sukses Makmur Tbk. PT	819,000	355,357
Indosat Tbk. PT	756,000	79,430
Japfa Comfeed Indonesia Tbk. PT	594,100	69,983
Jasa Marga (Persero) Tbk. PT	612,900	128,105
Kalbe Farma Tbk. PT	8,791,300	597,762
Map Aktif Adiperkasa PT	2,430,400	78,803
MD Entertainment Tbk. PT(1)	394,790	125,489
Medikaloka Hermina Tbk. PT(5)	2,797,800	282,614
Mitra Adiperkasa Tbk. PT	1,435,700	96,962
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	138,274
Pertamina Geothermal Energy PT(4)	1,594,400	133,577
Perusahaan Gas Negara Tbk. PT	2,827,100	286,924
Petrindo Jaya Kreasi Tbk. PT	3,121,000	304,348
Sarana Menara Nusantara Tbk. PT	4,365,400	153,265
Semen Indonesia Persero Tbk. PT	863,000	147,373
Sumber Alfaria Trijaya Tbk. PT	1,689,800	195,910
Surya Citra Media Tbk. PT	5,124,900	103,629
Surya Semesta Internusa Tbk. PT	1,059,800	114,936
Telkom Indonesia Persero Tbk. PT	6,423,900	1,182,811
Unilever Indonesia Tbk. PT	677,300	72,398
United Tractors Tbk. PT	602,400	968,725
XLSMART Telecom Sejahtera Tbk. PT	731,300	116,758
		$ 13,088,915
Jordan — 0.7%
Arab Bank PLC	167,454	$ 1,378,265
Arab Potash	13,801	626,669
Capital Bank of Jordan	20,818	67,026
International General Insurance Holdings Ltd.	18,800	436,160
Jordan Ahli Bank	33,124	54,674
Jordan Islamic Bank	19,244	115,346
Jordan Petroleum Refinery Co.	74,590	591,353
Jordan Phosphate Mines	8,503	256,225
Jordanian Electric Power Co.	67,684	272,231
		$ 3,797,949

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kazakhstan — 0.7%
Freedom Holding Corp.(1)	2,400	$ 413,112
Halyk Savings Bank of Kazakhstan JSC GDR(5)	55,809	1,405,136
Kaspi.KZ JSC ADR	3,710	303,033
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,716,633
		$ 3,837,914
Kenya — 0.7%
ABSA Bank Kenya PLC	527,120	$ 85,675
East African Breweries PLC	413,976	678,140
Equity Group Holdings PLC	1,666,800	752,632
KCB Group PLC	804,860	355,415
Safaricom PLC	10,697,900	2,391,802
		$ 4,263,664
Kuwait — 1.3%
Agility Global PLC	1,031,757	$ 309,037
Agility Public Warehousing Co. KSC	365,871	179,746
Al Ahli Bank of Kuwait KSCP	105,953	99,772
Boubyan Bank KSCP	91,350	211,393
Boubyan Petrochemicals Co. KSCP	95,970	197,015
Gulf Bank KSCP	193,218	221,408
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	90,716
Humansoft Holding Co. KSC	18,898	153,677
Kuwait Finance House KSCP	685,315	1,783,232
Kuwait International Bank KSCP	155,876	136,181
Mabanee Co. KPSC	254,544	820,484
Mobile Telecommunications Co. KSCP	387,776	653,924
National Bank of Kuwait SAKP	547,567	1,900,559
National Industries Group Holding SAK	448,351	410,207
		$ 7,167,351
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 298,960
Artea bankas AB	931,034	874,675
KN Energies AB	1,044,642	384,979
PST Group AB(1)	114,366	101,249
Rokiskio Suris	157,707	811,516
		$ 2,471,379
Malaysia — 2.2%
Axiata Group Bhd.	192,175	$ 122,458
Security	Shares	Value
Malaysia (continued)
Bermaz Auto Bhd.	327,300	$ 52,894
Bumi Armada Bhd.	605,000	50,297
CelcomDigi Bhd.	422,600	371,631
CIMB Group Holdings Bhd.	147,724	258,125
Dialog Group Bhd.	991,150	445,314
Fraser & Neave Holdings Bhd.	26,000	168,355
Gamuda Bhd.	342,600	451,243
Genting Bhd.	391,000	271,481
Genting Malaysia Bhd.	741,300	369,955
Greatech Technology Bhd.(1)	281,600	143,201
Hibiscus Petroleum Bhd.	144,200	52,432
Hong Leong Bank Bhd.	26,500	129,240
IGB Real Estate Investment Trust	202,800	133,989
IHH Healthcare Bhd.	693,100	1,243,148
IJM Corp. Bhd.	72,240	48,513
Inari Amertron Bhd.	1,398,150	690,409
IOI Corp. Bhd.	160,200	150,377
ITMAX SYSTEM Bhd.	111,200	118,697
Kossan Rubber Industries Bhd.	587,700	164,660
KPJ Healthcare Bhd.	443,100	289,585
Kuala Lumpur Kepong Bhd.	29,450	144,204
Mah Sing Group Bhd.	409,600	108,301
Malayan Banking Bhd.	132,286	311,460
Malaysian Pacific Industries Bhd.	16,600	113,669
Maxis Bhd.	297,300	255,894
MBM Resources Bhd.	63,400	78,053
MISC Bhd.	55,240	95,857
Mr DIY Group M Bhd.(4)	562,700	219,557
Padini Holdings Bhd.	200,100	95,057
Petronas Chemicals Group Bhd.	106,800	107,569
Petronas Dagangan Bhd.	100,700	549,071
Petronas Gas Bhd.	50,974	224,103
PPB Group Bhd.	21,360	51,796
Press Metal Aluminium Holdings Bhd.	503,200	706,941
Public Bank Bhd.	342,790	353,144
QL Resources Bhd.	98,200	101,300
RHB Bank Bhd.	70,159	109,989
Riverstone Holdings Ltd.(2)	446,600	247,480
SD Guthrie Bhd.	207,609	257,499
Sime Darby Bhd.	217,645	117,993
Sunway Bhd.	136,000	182,729
Sunway Real Estate Investment Trust	512,000	255,585
Supermax Corp. Bhd.(1)	1,629,120	174,121
Telekom Malaysia Bhd.	189,500	319,014
Tenaga Nasional Bhd.	132,831	417,562
TIME dotCom Bhd.	154,100	186,783

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Top Glove Corp. Bhd.(1)	1,115,720	$ 153,746
ViTrox Corp. Bhd.	213,500	190,768
VS Industry Bhd.	1,715,364	241,185
Yinson Holdings Bhd.	320,000	184,039
Zetrix Ai Bhd.	173,700	35,165
		$ 12,315,638
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 103,872
CIEL Ltd.	3,055,969	592,581
CIM Financial Services Ltd.	471,828	167,148
ENL Ltd.	57,167	7,534
IBL Ltd.	160,284	106,629
Lavastone Ltd.	2,649,077	77,173
Lighthouse Properties PLC	824,036	374,938
MCB Group Ltd.	93,106	953,610
Miwa Sugar Ltd.(1)	383,939	53,758
Newenlrogers Ltd.(1)	349,474	184,941
Phoenix Beverages Ltd.	23,053	320,138
SBM Holdings Ltd.	806,564	116,754
Terra Mauricia Ltd.	84,900	37,727
United Basalt Products Ltd.	64,613	94,769
		$ 3,191,572
Mexico — 4.9%
Alfa SAB de CV, Series A(2)	699,969	$ 561,474
Alsea SAB de CV(1)	215,100	715,062
America Movil SAB de CV, Series B	4,195,790	4,403,477
Arca Continental SAB de CV(2)	25,800	270,982
Cemex SAB de CV, Series CPO	1,727,318	1,552,497
Coca-Cola Femsa SAB de CV(2)	37,610	312,056
Concentradora Fibra Danhos SA de CV	243,100	370,089
Controladora Alpek SAB de CV(1)	699,969	115,047
Corp. Inmobiliaria Vesta SAB de CV(2)	229,100	650,014
El Puerto de Liverpool SAB de CV, Class C1(2)	119,200	599,596
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	346,845
Fibra Uno Administracion SA de CV	598,067	886,969
Fomento Economico Mexicano SAB de CV, Series UBD(2)	125,000	1,231,673
GCC SAB de CV(2)	21,400	202,531
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	151,548
Gruma SAB de CV, Class B	13,000	242,055
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	677,611
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,457,870
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	902,859
Grupo Bimbo SAB de CV, Series A(2)	137,408	488,152
Security	Shares	Value
Mexico (continued)
Grupo Carso SAB de CV, Series A1(2)	91,500	$ 659,963
Grupo Comercial Chedraui SA de CV(2)	17,000	135,120
Grupo Elektra SAB de CV(1)(3)	3,319	67,618
Grupo Financiero Banorte SAB de CV, Class O	98,000	984,254
Grupo Financiero Inbursa SAB de CV, Class O(2)	266,716	736,205
Grupo Mexico SAB de CV, Series B(2)	347,656	3,025,225
Grupo Televisa SAB, Series CPO(2)	318,600	171,361
Industrias Penoles SAB de CV(1)(2)	18,649	833,220
Kimberly-Clark de Mexico SAB de CV, Class A(2)	77,110	162,359
Megacable Holdings SAB de CV(2)	55,900	181,678
Nemak SAB de CV(1)(4)	1,641,216	383,564
Ollamani SAB(1)(2)	13,023	39,040
Operadora De Sites Mexicanos SAB de CV, Class A1(2)	233,764	219,678
Orbia Advance Corp. SAB de CV(2)	138,967	134,995
Prologis Property Mexico SA de CV	284,972	1,167,057
Promotora y Operadora de Infraestructura SAB de CV	34,350	470,192
Ternium SA ADR	7,422	257,766
Vista Energy SAB de CV ADR(1)(2)	35,400	1,217,760
Wal-Mart de Mexico SAB de CV(2)	317,964	982,357
		$ 27,967,819
Morocco — 0.7%
Attijariwafa Bank	7,499	$ 614,462
Bank of Africa	4,006	112,286
Banque Centrale Populaire	4,384	142,144
Co. Sucrerie Marocaine et de Raffinage	18,969	446,494
Itissalat Al-Maghrib	57,814	745,422
Label Vie	283	144,625
LafargeHolcim Maroc SA	1,107	231,178
Managem SA	936	608,877
Societe d'Exploitation des Ports	5,955	622,562
TAQA Morocco SA	723	186,890
		$ 3,854,940
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 31,570
Bank Dhofar SAOG	230,857	81,324
Bank Muscat SAOG	1,226,680	1,046,438
Bank Nizwa SAOG	634,842	169,865
National Bank of Oman SAOG	263,458	232,738
Oman Cement Co. SAOG	99,831	125,696
Oman Flour Mills Co. SAOG	75,841	89,637
Oman Telecommunications Co. SAOG	244,062	686,125
Omani Qatari Telecommunications Co. SAOG	204,765	119,722
OQ Exploration & Production SAOG	290,850	267,546
OQ Gas Networks SAOC	460,800	191,468

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oman (continued)
Renaissance Services SAOG	235,753	$ 168,424
Sembcorp Salalah Power & Water Co. SAOG	377,934	197,642
Sohar International Bank SAOG	626,550	237,490
		$ 3,645,685
Pakistan — 0.7%
Engro Holdings Ltd.	147,139	$ 136,387
Fauji Fertilizer Co. Ltd.	167,205	275,893
Habib Bank Ltd.	133,780	139,024
Hub Power Co. Ltd.	481,781	413,335
IBEX Holdings Ltd.(1)	5,700	230,964
Lucky Cement Ltd.	271,915	461,655
Mari Energies Ltd.	106,940	282,986
MCB Bank Ltd.	142,514	180,890
Meezan Bank Ltd.	116,683	181,161
Millat Tractors Ltd.	78,763	148,434
Nishat Mills Ltd.	155,957	91,874
Oil & Gas Development Co. Ltd.	273,913	270,005
Pakistan Oilfields Ltd.	55,863	147,586
Pakistan Petroleum Ltd.	294,317	218,008
Pakistan State Oil Co. Ltd.	118,797	199,604
Systems Ltd.	639,365	343,470
TRG Pakistan Ltd.(1)	154,478	41,786
United Bank Ltd.	313,892	431,713
		$ 4,194,775
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 841,251
Copa Holdings SA, Class A	6,374	757,359
		$ 1,598,610
Peru — 1.4%
Alicorp SAA	36,694	$ 92,791
Cia de Minas Buenaventura SAA ADR	74,256	1,806,648
Credicorp Ltd.	9,496	2,528,595
Ferreycorp SAA	63,418	60,458
Orygen Peru SAA	158,058	113,352
Southern Copper Corp.	27,785	3,371,988
		$ 7,973,832
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	151,700	$ 77,688
Aboitiz Power Corp.	570,100	404,654
Alliance Global Group, Inc.	413,400	54,020
Ayala Corp.	16,128	133,826
Ayala Land, Inc.	272,408	114,071
Security	Shares	Value
Philippines (continued)
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,534,608	$ 0
Bank of the Philippine Islands	114,488	226,358
BDO Unibank, Inc.	112,737	257,559
Bloomberry Resorts Corp.	627,500	44,467
Century Pacific Food, Inc.	620,600	401,467
Globe Telecom, Inc.	5,509	142,058
International Container Terminal Services, Inc.	58,120	471,348
JG Summit Holdings, Inc.	298,772	118,137
Jollibee Foods Corp.	98,940	363,356
Manila Electric Co.	56,804	517,221
Manila Water Co., Inc.	104,800	68,960
Megaworld Corp.	2,140,300	73,194
Metropolitan Bank & Trust Co.	78,099	91,283
Monde Nissin Corp.(4)	1,566,500	179,752
Nickel Asia Corp.	705,988	41,253
PLDT, Inc.	20,100	379,764
Puregold Price Club, Inc.	190,740	137,624
Semirara Mining & Power Corp.	321,220	194,325
SM Investments Corp.	37,080	468,414
SM Prime Holdings, Inc.	501,550	193,549
Universal Robina Corp.	175,710	214,160
		$ 5,368,508
Poland — 2.7%
Allegro.eu SA(1)(4)	67,467	$ 661,962
Asseco Poland SA	17,448	962,742
Bank Millennium SA(1)	32,516	129,580
Bank Polska Kasa Opieki SA	11,163	537,982
Budimex SA	5,686	797,128
CCC SA(1)	4,600	230,357
CD Projekt SA	17,459	1,301,669
Cyfrowy Polsat SA(1)	74,252	284,366
Dino Polska SA(1)(4)	107,880	1,300,346
Grupa Kety SA	1,884	478,920
InPost SA(1)	27,708	341,131
Jastrzebska Spolka Weglowa SA(1)	8,300	51,937
KGHM Polska Miedz SA(1)	25,007	1,102,808
KRUK SA	1,376	173,574
LPP SA	216	1,051,771
mBank SA(1)	1,527	378,887
Neuca SA	578	107,228
Orange Polska SA	168,212	405,842
ORLEN SA	91,308	2,175,585
PGE Polska Grupa Energetyczna SA(1)	140,840	416,412
Powszechna Kasa Oszczednosci Bank Polski SA	51,293	996,658
Powszechny Zaklad Ubezpieczen SA	31,110	465,879

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Santander Bank Polska SA	2,500	$ 325,068
Tauron Polska Energia SA(1)	282,720	707,597
		$ 15,385,429
Qatar — 1.1%
Al Meera Consumer Goods Co. QSC	28,548	$ 115,444
Al Rayan Bank	186,973	122,050
Barwa Real Estate Co.	320,609	234,988
Commercial Bank PSQC	116,405	146,539
Ezdan Holding Group QSC(1)	181,730	62,767
Gulf International Services QSC	460,440	398,469
Industries Qatar QSC	267,679	918,658
Mazaya Real Estate Development QPSC(1)	297,835	52,014
Medicare Group	42,294	81,676
Mesaieed Petrochemical Holding Co.	585,358	208,640
Ooredoo QPSC	112,086	420,603
Qatar Aluminum Manufacturing Co.	647,748	263,752
Qatar Electricity & Water Co. QSC	85,549	373,011
Qatar Fuel QSC	38,116	157,766
Qatar Gas Transport Co. Ltd.	621,419	784,978
Qatar Insurance Co. SAQ	126,000	72,217
Qatar International Islamic Bank QSC	65,027	193,465
Qatar Islamic Bank QPSC	70,363	461,635
Qatar National Bank QPSC	182,353	930,003
Qatar National Cement Co. QSC	53,503	47,721
United Development Co. QSC	154,435	42,362
Vodafone Qatar PQSC	395,921	266,262
		$ 6,355,020
Romania — 0.7%
Banca Transilvania SA	108,616	$ 704,572
BRD-Groupe Societe Generale SA	33,206	158,671
OMV Petrom SA	6,202,475	1,247,587
Societatea Energetica Electrica SA	51,840	232,635
Societatea Nationala de Gaze Naturale ROMGAZ SA	577,224	1,134,424
Societatea Nationala Nuclearelectrica SA	18,481	194,151
Transgaz SA Medias	42,481	549,289
		$ 4,221,329
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Magnit PJSC(1)(3)	30,561	0
Security	Shares	Value
Russia (continued)
Magnitogorsk Iron & Steel Works PJSC(3)	240,670	$ 0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC GDR(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Sberbank of Russia PJSC(1)(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PAO(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	80,310	$ 166,006
Advanced Petrochemical Co.(1)	6,812	64,449
Al Babtain Power & Telecommunication Co.	25,152	388,123
Al Hammadi Holding	27,426	251,470
Al Rajhi Bank	38,410	1,097,573
Alandalus Property Co.	23,113	123,370
Aldrees Petroleum and Transport Services Co.	9,885	330,596
Alinma Bank	33,521	239,239
Almarai Co. JSC	62,302	835,744
Arabian Centres Co. Ltd.(4)	40,224	243,092
Arabian Internet & Communications Services Co.	4,076	279,864
Arriyadh Development Co.	15,994	126,088
Bank AlBilad	25,004	192,177
Banque Saudi Fransi	30,802	146,686
Batic Investments and Logistic Co.(1)	116,000	70,907
Bawan Co.(1)	19,236	303,536
Catrion Catering Holding Co.	10,213	271,060
Dallah Healthcare Co.	10,498	422,029
Dar Al Arkan Real Estate Development Co.(1)	105,317	559,974
Dr. Sulaiman Al Habib Medical Services Group Co.	29,618	2,132,079
Elm Co.	7,931	1,894,642
Etihad Etisalat Co.	44,585	803,653
Jamjoom Pharmaceuticals Factory Co.	2,200	92,466
Jarir Marketing Co.	117,587	437,538
Leejam Sports Co. JSC	8,274	314,670

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Maharah Human Resources Co.	76,800	$ 97,755
Middle East Healthcare Co.	13,996	213,677
Mouwasat Medical Services Co.	26,503	520,968
Nahdi Medical Co.	6,083	193,057
National Agriculture Development Co.(1)	21,203	123,434
National Gas & Industrialization Co.	15,924	350,382
National Medical Care Co.	7,751	363,776
Retal Urban Development Co.	40,265	128,916
Riyad Bank	30,309	219,765
SABIC Agri-Nutrients Co.	7,322	232,875
Sahara International Petrochemical Co.	13,750	74,836
Saudi Arabian Mining Co.(1)	49,559	845,872
Saudi Arabian Oil Co.(4)	271,406	1,782,061
Saudi Aramco Base Oil Co.	2,772	66,031
Saudi Automotive Services Co.(1)	21,798	327,805
Saudi Basic Industries Corp.	23,503	385,825
Saudi Ceramic Co.	18,457	158,164
Saudi Chemical Co. Holding	152,398	295,510
Saudi Electricity Co.	277,959	1,126,548
Saudi Ground Services Co.	28,577	354,956
Saudi Industrial Investment Group	12,054	61,624
Saudi National Bank	47,512	496,165
Saudi Public Transport Co.(1)	15,777	56,706
Saudi Real Estate Co.(1)	42,607	180,091
Saudi Research & Media Group(1)	4,167	202,979
Saudi Telecom Co.	132,832	1,561,989
Saudia Dairy & Foodstuff Co.	4,222	304,016
Savola Group(1)	11,486	76,004
Seera Group Holding(1)	55,132	425,915
Sustained Infrastructure Holding Co.	15,031	132,416
United Electronics Co.	18,141	433,911
United International Transportation Co.	6,221	122,782
		$ 23,703,842
Slovenia — 0.7%
Cinkarna Celje DD	1,730	$ 71,290
Krka DD Novo mesto	11,995	3,013,974
Luka Koper	475	38,762
Nova Ljubljanska Banka DD(4)	1,700	360,044
Petrol DD Ljubljana	5,640	329,128
Pozavarovalnica Sava DD	2,294	168,469
Zavarovalnica Triglav DD	1,969	134,125
		$ 4,115,792
South Africa — 5.7%
Altron Ltd., Class A	163,786	$ 173,134
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.(1)	193,502	$ 1,088,650
AVI Ltd.	44,358	254,302
Barloworld Ltd.	52,046	355,240
Bid Corp. Ltd.	45,434	1,135,146
Bidvest Group Ltd.	178,962	2,196,078
Burstone Group Ltd.	204,859	96,761
Clicks Group Ltd.	35,599	726,043
Discovery Ltd.	21,152	241,574
Equites Property Fund Ltd.	201,368	187,274
Exxaro Resources Ltd.(2)	104,812	1,095,254
FirstRand Ltd.	257,541	1,157,952
Fortress Real Estate Investments Ltd., Class B	294,436	393,462
Foschini Group Ltd.	27,249	172,234
Gold Fields Ltd.	57,741	2,417,924
Grindrod Ltd.	192,197	167,345
Growthpoint Properties Ltd.	455,708	388,846
Harmony Gold Mining Co. Ltd.	38,900	702,845
Hyprop Investments Ltd.	154,616	418,675
Impala Platinum Holdings Ltd.	54,907	700,218
Kumba Iron Ore Ltd.(2)	7,137	134,232
Lesaka Technologies, Inc.(1)(2)	20,900	86,735
Life Healthcare Group Holdings Ltd.	371,186	249,565
Momentum Group Ltd.	55,756	106,146
Mr Price Group Ltd.	16,841	198,593
MTN Group Ltd.	399,744	3,363,854
MultiChoice Group(1)	52,660	381,857
Naspers Ltd., Class N	16,328	5,933,131
NEPI Rockcastle NV	96,719	774,980
Netcare Ltd.	423,193	348,161
Northam Platinum Holdings Ltd.	26,725	433,599
Pick n Pay Stores Ltd.(1)(2)	61,328	90,221
PSG Financial Services Ltd.	311,088	410,841
Redefine Properties Ltd.	1,436,323	413,574
Resilient REIT Ltd.	80,290	298,202
SA Corporate Real Estate Ltd.	932,087	167,389
Sanlam Ltd.	47,771	231,230
Santam Ltd.	7,291	159,457
Sappi Ltd.	45,650	61,083
Sasol Ltd.(1)	27,126	168,799
Shoprite Holdings Ltd.(2)	57,942	920,573
Sibanye Stillwater Ltd.(1)(2)	170,171	481,338
SPAR Group Ltd.(1)	30,000	171,474
Standard Bank Group Ltd.	30,572	418,258
Telkom SA SOC Ltd.	68,155	202,434
Thungela Resources Ltd.	33,593	170,139
Tiger Brands Ltd.	16,500	295,114

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Truworths International Ltd.	29,366	$ 93,047
Valterra Platinum Ltd.	3,440	245,494
Vodacom Group Ltd.	94,111	727,206
Vukile Property Fund Ltd.	369,342	444,387
Woolworths Holdings Ltd.	68,586	199,827
		$ 32,449,897
South Korea — 5.0%
ABLBio, Inc.(1)	6,502	$ 435,106
Alteogen, Inc.(1)	1,871	615,764
AMOREPACIFIC Corp.	2,754	240,409
AMOREPACIFIC Holdings Corp.	5,071	96,474
Celltrion Pharm, Inc.(1)	2,973	113,765
Celltrion, Inc.	10,723	1,326,724
Cheil Worldwide, Inc.	11,267	163,046
CJ CheilJedang Corp.	810	133,207
CJ Corp.	1,100	143,982
Cosmax, Inc.	1,200	183,603
Coway Co. Ltd.	3,444	241,719
DL E&C Co. Ltd.	4,736	141,792
E-MART, Inc.	1,921	103,426
Green Cross Corp.	1,257	116,015
GS Holdings Corp.	2,483	81,362
GS P&L Co. Ltd.(1)	977	34,423
GS Retail Co. Ltd.	4,122	48,950
Hana Financial Group, Inc.	3,314	206,048
Hankook Tire & Technology Co. Ltd.	3,124	85,389
Hanmi Pharm Co. Ltd.	1,361	357,115
Hanmi Science Co. Ltd.	3,183	88,430
Hanmi Semiconductor Co. Ltd.	1,400	96,543
Hanwha Aerospace Co. Ltd.	180	142,350
Hanwha Corp.	6,800	410,568
Hanwha Solutions Corp.	7,579	154,593
HD Hyundai Co. Ltd.	3,091	342,983
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,784	522,747
Hotel Shilla Co. Ltd.(1)	2,448	89,746
HYBE Co. Ltd.	834	158,408
Hyosung TNC Corp.	813	124,046
Hyundai Engineering & Construction Co. Ltd.	3,203	124,252
Hyundai Glovis Co. Ltd.	2,744	323,711
Hyundai Mobis Co. Ltd.	2,118	450,615
Hyundai Motor Co.	4,179	640,655
Hyundai Steel Co.	3,100	75,012
ISU Petasys Co. Ltd.	2,740	139,789
JYP Entertainment Corp.	1,303	69,501
Kakao Corp.	8,513	362,474
Security	Shares	Value
South Korea (continued)
Kangwon Land, Inc.	9,384	$ 122,742
KB Financial Group, Inc.	2,517	207,743
Kia Corp.	6,357	456,286
KIWOOM Securities Co. Ltd.	2,085	364,494
Kolmar Korea Co. Ltd.	1,614	89,460
Korea Zinc Co. Ltd.	495	325,043
Korean Air Lines Co. Ltd.	6,176	100,136
Krafton, Inc.(1)	1,400	292,324
KT&G Corp.	8,217	782,736
Kumho Petrochemical Co. Ltd.	1,229	91,547
LG Chem Ltd.	2,187	434,161
LG Corp.	5,307	272,598
LG Display Co. Ltd.(1)	8,289	85,103
LG Electronics, Inc.	4,500	242,735
LG Energy Solution Ltd.(1)	298	73,945
LG H&H Co. Ltd.	913	186,341
LG Uplus Corp.	22,484	245,930
LigaChem Biosciences, Inc.(1)	1,888	190,183
Lotte Chemical Corp.	2,527	122,105
LS Corp.	761	90,819
Naver Corp.	7,085	1,359,517
NCSoft Corp.	883	136,038
NongShim Co. Ltd.	480	147,879
Orion Corp.	2,576	190,205
Peptron, Inc.(1)	684	147,031
POSCO Holdings, Inc.	3,772	741,389
S-1 Corp.	2,867	171,786
Samsung Biologics Co. Ltd.(1)(4)	1,017	724,763
Samsung C&T Corp.	1,958	257,843
Samsung Electro-Mechanics Co. Ltd.	1,336	184,440
Samsung Electronics Co. Ltd.	79,455	4,763,351
Samsung SDI Co. Ltd.	1,002	146,661
Samyang Foods Co. Ltd.	677	737,856
Seegene, Inc.	3,878	68,545
Shinhan Financial Group Co. Ltd.	5,915	298,222
Shinsegae, Inc.	779	103,807
SK Biopharmaceuticals Co. Ltd.(1)	1,744	126,549
SK Chemicals Co. Ltd.	3,855	159,263
SK Hynix, Inc.	8,909	2,208,522
SK Innovation Co. Ltd.	7,056	505,808
SK Telecom Co. Ltd.	3,158	122,421
SK, Inc.	1,290	193,192
SKC Co. Ltd.(1)	921	66,544
ST Pharm Co. Ltd.	1,947	124,546

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Yuhan Corp.	7,064	$ 602,127
Zyle Motors Corp.(1)(3)	4,895	0
		$ 28,249,478
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 192,519
Alumex PLC	1,533,880	108,070
Ceylon Tobacco Co. PLC	47,722	260,592
Commercial Bank of Ceylon PLC	404,487	257,723
Dialog Axiata PLC	3,654,977	326,226
Hatton National Bank PLC	215,435	280,225
Hayleys PLC	255,312	157,261
Hemas Holdings PLC	1,713,775	186,301
John Keells Holdings PLC	7,672,550	563,541
Lanka IOC PLC	232,155	100,443
Melstacorp PLC	555,767	314,324
National Development Bank PLC	320,191	150,239
Nations Trust Bank PLC	187,375	192,377
Piramal Glass Ceylon PLC	683,370	131,315
Sampath Bank PLC	611,958	293,775
Teejay Lanka PLC	605,271	83,308
Tokyo Cement Co. Lanka PLC	278,632	69,162
		$ 3,667,401
Taiwan — 7.8%
Accton Technology Corp.	13,000	$ 449,556
Advantech Co. Ltd.	16,890	177,768
AirTAC International Group	10,000	248,380
ASE Technology Holding Co. Ltd.	77,247	421,798
Asia Cement Corp.	125,967	157,956
Asia Vital Components Co. Ltd.	5,000	162,633
Asustek Computer, Inc.	18,174	401,505
AUO Corp.	145,600	65,486
Bizlink Holding, Inc.	17,775	606,096
Bora Pharmaceuticals Co. Ltd.	14,025	319,468
Caliway Biopharmaceuticals Co. Ltd.(1)	92,770	560,407
Catcher Technology Co. Ltd.	27,100	162,605
Cathay Financial Holding Co. Ltd.	193,989	419,045
Center Laboratories, Inc.(1)	153,938	196,994
Chailease Holding Co. Ltd.	20,816	76,287
Charoen Pokphand Enterprise	28,000	129,186
Cheng Shin Rubber Industry Co. Ltd.	186,010	230,173
China Airlines Ltd.	272,963	187,387
China Petrochemical Development Corp.(1)	407,426	97,689
China Steel Corp.	716,815	457,397
Chroma ATE, Inc.	20,000	381,679
Security	Shares	Value
Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	$ 250,669
Chunghwa Telecom Co. Ltd.	437,780	1,916,358
Compal Electronics, Inc.	138,000	147,428
CTBC Financial Holding Co. Ltd.	284,000	400,531
Delta Electronics, Inc.	31,356	883,301
E Ink Holdings, Inc.	25,000	198,622
E.Sun Financial Holding Co. Ltd.	176,702	193,643
Eclat Textile Co. Ltd.	20,000	289,104
Elite Material Co. Ltd.	4,000	161,885
EVA Airways Corp.	223,334	280,100
Evergreen Marine Corp. Taiwan Ltd.	115,113	677,984
Far Eastern Department Stores Ltd.	176,642	130,344
Far Eastern New Century Corp.	470,313	429,503
Far EasTone Telecommunications Co. Ltd.	184,776	536,658
Feng Hsin Steel Co. Ltd.	40,000	85,779
Feng tay Enterprise Co. Ltd.	57,000	230,962
First Financial Holding Co. Ltd.	198,883	195,123
Formosa Chemicals & Fibre Corp.	218,000	213,472
Formosa Petrochemical Corp.	128,153	170,888
Formosa Plastics Corp.	200,959	254,751
Fortune Electric Co. Ltd.	11,000	210,926
Fubon Financial Holding Co. Ltd.	107,321	311,611
Fusheng Precision Co. Ltd.	12,000	103,018
Gamania Digital Entertainment Co. Ltd.	52,000	104,883
Giant Manufacturing Co. Ltd.	25,420	79,407
Globalwafers Co. Ltd.	7,000	107,771
Goldsun Building Materials Co. Ltd.	143,000	170,892
Grape King Bio Ltd.	17,000	72,637
Great Tree Pharmacy Co. Ltd.	15,818	67,103
Great Wall Enterprise Co. Ltd.	110,602	188,171
Highwealth Construction Corp.	273,694	361,992
Hiwin Technologies Corp.	19,233	136,881
Hon Hai Precision Industry Co. Ltd.	152,806	1,091,056
Hota Industrial Manufacturing Co. Ltd.	47,000	97,999
Hotai Motor Co. Ltd.	32,640	637,205
Hua Nan Financial Holdings Co. Ltd.	180,025	175,033
Huaku Development Co. Ltd.	53,115	167,494
Innolux Corp.	156,302	74,129
International Games System Co. Ltd.	36,000	932,146
Inventec Corp.	91,000	137,299
KGI Financial Holding Co. Ltd.	292,900	144,230
Kinpo Electronics	229,000	146,903
Largan Precision Co. Ltd.	2,042	158,021
Lian HWA Food Corp.	23,100	97,663
Lien Hwa Industrial Holdings Corp.	124,007	198,649
Lite-On Technology Corp.	57,000	324,039

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Lotus Pharmaceutical Co. Ltd.	41,000	$ 350,221
Lumosa Therapeutics Co. Ltd.(1)	19,000	180,433
Makalot Industrial Co. Ltd.	14,280	136,335
MediaTek, Inc.	21,664	939,562
Medigen Vaccine Biologics Corp.(1)	60,000	76,820
Mega Financial Holding Co. Ltd.	198,358	276,581
Merida Industry Co. Ltd.	44,907	150,179
momo.com, Inc.	9,459	75,153
Nan Kang Rubber Tire Co. Ltd.	88,729	110,983
Nan Ya Plastics Corp.	298,378	387,333
Nanya Technology Corp.(1)	51,165	123,357
Nien Made Enterprise Co. Ltd.	27,000	377,440
Novatek Microelectronics Corp.	15,479	217,310
Pegatron Corp.	36,486	84,981
Pegavision Corp.	8,685	91,521
PharmaEssentia Corp.	32,182	545,402
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Pou Chen Corp.	321,309	304,970
Poya International Co. Ltd.	7,070	108,926
President Chain Store Corp.	59,716	486,322
Quanta Computer, Inc.	35,000	335,270
Realtek Semiconductor Corp.	17,542	317,572
Ruentex Development Co. Ltd.	121,824	118,590
Ruentex Industries Ltd.	76,421	131,650
Sanyang Motor Co. Ltd.	131,000	267,763
Shanghai Commercial & Savings Bank Ltd.	105,184	145,192
Simplo Technology Co. Ltd.	12,652	153,945
SinoPac Financial Holdings Co. Ltd.	286,768	235,662
Synmosa Biopharma Corp.	114,319	128,739
Synnex Technology International Corp.	30,569	63,518
TA Chen Stainless Pipe Co. Ltd.	149,625	189,273
TaiMed Biologics, Inc.(1)	38,000	94,783
Tainan Spinning Co. Ltd.	359,407	158,935
Taiwan Cooperative Financial Holding Co. Ltd.	242,898	196,475
Taiwan High Speed Rail Corp.	159,000	146,774
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	179,903
Taiwan Mobile Co. Ltd.	190,858	683,243
Taiwan Semiconductor Manufacturing Co. Ltd.	231,747	10,066,583
Tatung Co. Ltd.	162,450	207,326
TCC Group Holdings Co. Ltd.	525,497	414,561
TCI Co. Ltd.	17,000	65,678
Tong Yang Industry Co. Ltd.	86,000	264,349
TS Financial Holding Co. Ltd.	296,928	175,631
TTY Biopharm Co. Ltd.	48,780	125,538
Tung Ho Steel Enterprise Corp.	49,000	97,695
Unimicron Technology Corp.	39,000	195,448
Security	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	557,588	$ 1,437,616
United Integrated Services Co. Ltd.	8,000	236,317
United Microelectronics Corp.	188,323	283,301
Vanguard International Semiconductor Corp.	35,522	119,566
Walsin Lihwa Corp.	195,935	167,395
Wan Hai Lines Ltd.	84,000	205,301
Wistron Corp.	95,000	441,415
Wiwynn Corp.	3,000	328,714
Yageo Corp.	30,732	172,339
Yang Ming Marine Transport Corp.	83,000	144,769
Yieh Phui Enterprise Co. Ltd.(1)	90,234	46,237
Yuanta Financial Holding Co. Ltd.	293,071	335,735
Yulon Motor Co. Ltd.	92,928	106,779
YungShin Global Holding Corp.	59,000	113,557
		$ 44,176,724
Thailand — 5.2%
Advanced Info Service PCL(7)	158,500	$ 1,423,845
Airports of Thailand PCL(7)	746,700	933,925
Amata Corp. PCL(7)	203,300	101,223
AP Thailand PCL(7)	549,560	150,177
Bangchak Corp. PCL(7)	112,600	106,861
Bangkok Airways PCL(7)	176,700	71,911
Bangkok Bank PCL(7)	42,500	195,560
Bangkok Chain Hospital PCL(7)	621,500	249,064
Bangkok Dusit Medical Services PCL, Class F(7)	2,210,500	1,396,498
Bangkok Expressway & Metro PCL(7)	1,507,454	239,674
Berli Jucker PCL(7)	120,700	76,372
BTS Group Holdings PCL(1)(7)	1,641,700	155,200
Bumrungrad Hospital PCL(7)	203,300	1,099,406
Cal-Comp Electronics (Thailand) PCL, Class F(7)	7,035,400	1,198,386
Carabao Group PCL(7)	53,100	89,779
Central Pattana PCL(7)	214,700	371,315
Central Plaza Hotel PCL(7)	111,800	103,767
Central Retail Corp. PCL(7)	707,200	477,900
CH. Karnchang PCL(7)	194,800	92,697
Charoen Pokphand Foods PCL(7)	416,300	286,426
CP ALL PCL(7)	441,900	644,093
CP Axtra PCL(7)	184,499	128,108
Delta Electronics (Thailand) PCL(7)	1,762,600	8,652,026
Electricity Generating PCL(7)	15,400	54,398
Global Power Synergy PCL, Class F(7)	49,200	58,949
Gulf Development PCL(1)(7)	992,749	1,335,442
Hana Microelectronics PCL(7)	291,200	205,366
Home Product Center PCL(7)	912,260	209,967
Indorama Ventures PCL(7)	737,871	510,941

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Jaymart Group Holdings PCL(7)	296,700	$ 85,215
Kasikornbank PCL(7)	62,500	323,273
KCE Electronics PCL(7)	123,300	86,899
Kiatnakin Phatra Bank PCL(7)	28,900	52,449
Krung Thai Bank PCL(7)	407,925	312,103
Mega Lifesciences PCL(7)	234,200	224,381
Minor International PCL(7)	896,936	637,905
Osotspa PCL(7)	196,800	104,510
Plan B Media PCL(7)	483,200	65,397
Praram 9 Hospital PCL(7)	262,700	187,294
PTT Exploration & Production PCL(7)	197,016	701,548
PTT Global Chemical PCL(7)	417,905	321,572
PTT Oil & Retail Business PCL(7)	545,300	239,351
PTT PCL(7)	1,205,700	1,237,191
Quality Houses PCL(7)	1,804,283	75,770
Ratch Group PCL(7)	152,400	121,152
Samart Corp. PCL(7)	377,300	70,433
Sansiri PCL(7)	1,825,800	82,311
SCB X PCL(7)	50,500	200,350
SCG Packaging PCL(7)	476,300	282,181
Siam Cement PCL(7)	112,511	798,527
Siam City Cement PCL(7)	30,000	137,996
Siam Global House PCL(7)	472,700	110,859
Sri Trang Agro-Industry PCL(7)	170,600	66,422
Sri Trang Gloves (Thailand) PCL(7)	634,100	142,304
Star Petroleum Refining PCL(7)	362,600	53,514
Supalai PCL(7)	148,400	83,340
SVI PCL(7)	380,300	69,890
Thai Beverage PCL(7)	920,000	331,770
Thai Union Group PCL(7)	480,092	189,733
Tipco Asphalt PCL(7)	223,400	100,676
TOA Paint (Thailand) PCL(7)	233,300	97,917
TPI Polene PCL(7)	2,914,200	68,385
True Corp. PCL(1)(7)	3,065,704	984,332
TTW PCL(7)	236,900	66,535
WHA Corp. PCL(7)	1,492,700	164,436
		$ 29,497,197
Tunisia — 0.5%
Attijari Bank	9,449	$ 201,950
Banque de Tunisie	74,880	137,640
Banque Internationale Arabe de Tunisie	6,849	242,601
Carthage Cement(1)	371,834	242,813
Euro Cycles SA	24,412	110,379
Poulina Group	91,623	468,975
Societe D'Articles Hygieniques SA	86,810	372,919
Security	Shares	Value
Tunisia (continued)
Societe Frigorifique et Brasserie de Tunis SA	143,105	$ 629,544
Telnet Holding	22,509	51,754
Union Internationale de Banques SA	16,934	125,412
		$ 2,583,987
Turkey — 4.3%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(1)	243,500	$ 169,303
Akbank TAS	270,991	409,516
Akcansa Cimento AS	15,500	51,357
Akfen Yenilenebilir Enerji AS(1)	276,224	110,460
Aksa Akrilik Kimya Sanayii AS	527,196	140,482
Aksa Enerji Uretim AS(1)	306,798	275,418
Alarko Holding AS	34,678	68,828
Anadolu Efes Biracilik ve Malt Sanayii AS	391,660	130,470
Arcelik AS(1)	94,450	287,760
ARD Grup Bilisim Teknolojileri AS(1)	160,007	99,725
Aselsan Elektronik Sanayi ve Ticaret AS	107,800	558,588
Aygaz AS	100,427	440,795
Baticim Bati Anadolu Cimento Sanayii AS(1)	552,513	57,414
BIM Birlesik Magazalar AS	111,133	1,447,288
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	10,600	108,812
Can2 Termik AS(1)	2,184,776	109,978
Cimsa Cimento Sanayi ve Ticaret AS	83,927	95,238
Coca-Cola Icecek AS	232,793	257,800
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)	49,300	132,617
Dogan Sirketler Grubu Holding AS	395,182	163,023
Dogus Otomotiv Servis ve Ticaret AS	35,707	151,280
EGE Endustri ve Ticaret AS	456	89,037
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	950,631
Enerjisa Enerji AS(4)	255,322	488,867
Enerya Enerji AS	1,185,517	272,304
Enka Insaat ve Sanayi AS	171,636	290,894
Eregli Demir ve Celik Fabrikalari TAS	955,470	676,267
Fenerbahce Futbol AS(1)	27,500	7,486
Ford Otomotiv Sanayi AS	297,060	708,347
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	61,786	274,906
Gubre Fabrikalari TAS(1)	21,886	150,282
Haci Omer Sabanci Holding AS	73,522	153,769
Hektas Ticaret TAS(1)	2,521,214	225,245
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS(1)	106,159	184,295
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	423,603
Isiklar Enerji ve Yapi Holding AS(1)	289,700	206,404
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	219,426	150,234
Karsan Otomotiv Sanayii ve Ticaret AS(1)	269,300	68,157
KOC Holding AS	129,168	538,126

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	$ 104,443
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	7,537	62,096
Logo Yazilim Sanayi ve Ticaret AS	147,998	617,167
Margun Enerji Uretim Sanayi ve Ticaret AS(1)	559,130	302,923
Mavi Giyim Sanayi ve Ticaret AS, Class B(4)	223,800	201,408
MIA Teknoloji AS(1)	300,300	322,008
Migros Ticaret AS	32,232	345,192
MLP Saglik Hizmetleri AS(1)(4)	99,775	799,551
NET Holding AS(1)	71,800	74,035
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	174,017
Odine Solutions Teknoloji Ticaret ve Sanayi AS(1)	59,781	212,920
Oyak Cimento Fabrikalari AS(1)	267,071	136,316
Pegasus Hava Tasimaciligi AS(1)	50,156	261,597
Petkim Petrokimya Holding AS(1)	282,818	123,180
Sasa Polyester Sanayi AS(1)	2,581,712	233,117
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	247,044
Sok Marketler Ticaret AS	108,409	95,024
TAB Gida Sanayi ve Ticaret AS	26,900	152,184
TAV Havalimanlari Holding AS(1)	18,200	105,149
Tofas Turk Otomobil Fabrikasi AS	60,130	375,805
Turk Altin Isletmeleri AS(1)	247,800	150,603
Turk Hava Yollari AO	67,141	509,140
Turk Telekomunikasyon AS(1)	417,089	509,789
Turk Traktor ve Ziraat Makineleri AS	3,320	45,560
Turkcell Iletisim Hizmetleri AS	1,060,818	2,500,028
Turkiye Is Bankasi AS, Class C	782,177	266,806
Turkiye Petrol Rafinerileri AS	684,967	3,076,368
Turkiye Sise ve Cam Fabrikalari AS	149,987	134,866
Ulker Biskuvi Sanayi AS	72,512	182,552
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	50,484
Yapi ve Kredi Bankasi AS(1)	316,986	259,322
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	834,326
Zorlu Enerji Elektrik Uretim AS(1)	1,642,900	140,825
		$ 24,730,851
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	99,231	$ 394,326
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	854,182
ADNOC Drilling Co. PJSC	922,000	1,413,190
ADNOC Gas PLC	476,000	458,813
ADNOC Logistics & Services	148,200	233,297
Agthia Group PJSC	145,477	152,599
Air Arabia PJSC	646,580	661,332
Aldar Properties PJSC	412,264	1,064,907
Americana Restaurants International PLC	576,212	308,899
Security	Shares	Value
United Arab Emirates (continued)
Apex Investment Co. PSC(1)	234,400	$ 257,510
Borouge PLC	456,142	313,022
Dana Gas PJSC	1,234,795	255,497
Dubai Electricity & Water Authority PJSC	2,100,300	1,550,709
Dubai Investments PJSC	527,093	434,275
Emaar Properties PJSC	303,415	1,078,720
Emirates Telecommunications Group Co. PJSC	249,055	1,277,849
EMSTEEL Building Materials PJSC(1)	208,300	65,852
Fertiglobe PLC	221,017	148,110
First Abu Dhabi Bank PJSC	296,080	1,260,697
Ghitha Holding PJSC(1)	6,700	48,946
Modon Holding PSC(1)	189,500	180,177
Salik Co. PJSC	154,007	252,117
		$ 12,665,026
United States — 0.0%†
Powerfleet, Inc.(1)	1	$ 5
		$ 5
Vietnam — 2.6%
Bank for Foreign Trade of Vietnam JSC	444,182	$ 1,042,129
Bank for Investment & Development of Vietnam JSC(1)	69,676	105,224
Binh Minh Plastics JSC	29,100	157,937
DABACO Vietnam Group JSC(1)	72,900	75,195
Development Investment Construction JSC(1)	191,023	168,807
Digiworld Corp.	150,540	235,089
Duc Giang Chemicals JSC	101,000	350,991
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	85,243	413,203
Gelex Group JSC	213,360	448,208
Ha Do Group JSC(1)	122,210	149,546
HAGL JSC(1)	283,740	175,081
Hoa Phat Group JSC(1)	1,711,358	1,827,445
Hoa Sen Group	163,770	117,859
Hoang Huy Investment Financial Services JSC(1)	347,620	292,099
Idico Corp. JSC	103,730	151,359
KIDO Group Corp.	48,035	93,987
Kinh Bac City Development Holding Corp.(1)	327,160	448,163
Masan Group Corp.(1)	258,232	791,995
Nam Kim Steel JSC(1)	91,500	60,972
PC1 Group JSC(1)	127,356	123,556
PetroVietnam Drilling & Well Services JSC	459,477	383,180
Petrovietnam Fertilizer & Chemicals JSC	139,866	132,955
PetroVietnam Gas JSC	99,718	227,654
PetroVietnam Nhon Trach 2 Power JSC	91,200	80,789
PetroVietnam Power Corp.(1)	1,201,300	652,507

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
PetroVietnam Technical Services Corp.	92,872	$ 115,205
Petrovietnam Transportation Corp.(1)	152,169	104,621
Phat Dat Real Estate Development Corp.(1)	71,604	63,729
Saigon - Hanoi Commercial Joint Stock Bank	171,739	109,626
Tasco JSC(1)	130,800	86,588
Thanh Thanh Cong - Bien Hoa JSC(1)	137,755	125,710
Vietcap Securities JSC	79,599	131,057
Vietjet Aviation JSC(1)	90,994	445,538
Vietnam Airlines JSC(1)	163,568	216,368
Vietnam Construction and Import-Export JSC	140,096	147,025
Vietnam Dairy Products JSC	303,448	689,144
Viglacera Corp. JSC	76,800	166,289
Vincom Retail JSC(1)	114,413	139,061
Vingroup JSC(1)	320,579	2,126,635
Vinh Hoan Corp.	54,240	114,403
Vinhomes JSC(1)(4)	275,600	1,075,320
VIX Securities JSC(1)	327,810	449,441
		$ 15,011,690
Total Common Stocks (identified cost $272,348,580)		$567,704,078

Short-Term Investments — 1.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(8)	652,891	$ 652,891
Total Affiliated Fund (identified cost $652,891)		$ 652,891

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(9)	5,349,273	$ 5,349,273
Total Securities Lending Collateral (identified cost $5,349,273)		$ 5,349,273
Total Short-Term Investments (identified cost $6,002,164)		$ 6,002,164
Value
Total Investments — 101.0% (identified cost $278,350,744)	$573,706,242
Other Assets, Less Liabilities — (1.0)%	$ (5,424,512)
Net Assets — 100.0%	$568,281,730
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $35,532,070 and the total market value of the collateral received by the Fund was $37,472,800, comprised of cash of $5,349,273 and U.S. government and/or agencies securities of $32,123,527.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $25,216,649 or 4.4% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $4,024,867 or 0.7% of the Fund's net assets .
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.6%	$70,804,098
Materials	10.6	62,482,280
Information Technology	10.5	61,093,738
Communication Services	10.1	56,713,245
Industrials	9.6	55,462,962
Consumer Discretionary	9.5	53,983,368
Consumer Staples	9.0	51,225,487
Health Care	8.8	49,062,788
Energy	8.1	45,734,495
Utilities	6.1	32,477,219
Real Estate	5.0	28,664,398
Short-Term Investments	1.1	6,002,164
Total Investments	101.0%	$573,706,242
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $652,891, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$705,866	$5,705,960	$(5,758,935)	$ —	$ —	$652,891	$7,077	652,891
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 1,204,795	$ 52,012,125	$ 0	$ 53,216,920
Asia	11,493,631	276,563,874	169,385	288,226,890
Developed Europe	147,420	2,697,339	—	2,844,759
Emerging Europe	934,228	72,371,705	0	73,305,933
Latin America	79,650,845	10,444,931	67,618	90,163,394
Middle East	436,160	59,510,017	0	59,946,177
North America	5	—	—	5
Total Common Stocks	$93,867,084	$473,599,991**	$237,003	$567,704,078
Short-Term Investments:
Affiliated Fund	$ 652,891	$ —	$ —	$ 652,891
Securities Lending Collateral	5,349,273	—	—	5,349,273
Total Investments	$99,869,248	$473,599,991	$237,003	$573,706,242
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.